Aug. 26, 2016

AMG FUNDS I

AMG Managers Brandywine Fund

AMG Managers Brandywine Blue Fund

(Prospectus and Statement of Additional Information, each dated February 1, 2016, as supplemented July 28, 2016)

AMG Managers Brandywine Advisors Mid Cap Growth Fund

(Prospectus and Statement of Additional Information, each dated February 1, 2016, as supplemented March 7, 2016 and July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund, each a series of AMG Funds, and AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund, and AMG Managers Brandywine Advisors Mid Cap Growth Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund, and AMG Managers Brandywine Advisors Mid Cap Growth Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case increasing the administrative fee while reducing the management fee and reducing the shareholder servicing fees paid by shares of each Fund. For each Fund, the management fee will be reduced from 1.00% to 0.88% of such Fund’s average daily net assets. For each Fund, the administrative fees paid to AMGF will increase to a flat 0.15% from a tiered structure of 0.03% of the average daily net assets of each Fund for the first $300,000,000 of assets under management, 0.025% for the next $200,000,000, and 0.02% on amounts in excess of $500,000,000, in each case subject to a $40,000 annual minimum per Fund. Shareholder servicing fees paid by shares of each Fund will be reduced from up to 0.20% to 0.15%. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG FUNDS I

AMG FQ Tax-Managed U.S. Equity Fund

AMG FQ U.S. Equity Fund

(Prospectus and Statement of Additional Information, each dated March 1, 2016, as supplemented July 28, 2016)

AMG Frontier Small Cap Growth Fund

(Prospectus and Statement of Additional Information, each dated March 1, 2016, as supplemented July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, AMG Trilogy International Small Cap Fund and AMG Trilogy Emerging Wealth Equity Fund, each a series of AMG Funds, and AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ U.S. Equity Fund and AMG Frontier Small Cap Growth Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG FQ Tax-Managed U.S. Equity Fund and AMG FQ U.S. Equity Fund

The Board approved management’s proposals to change certain fees paid by the Funds, authorizing AMG FQ Tax-Managed U.S. Equity Fund to pay an administrative fee and authorizing Institutional Class shares of AMG FQ U.S. Equity Fund to pay a shareholder servicing fee while reducing the management fee for AMG FQ Tax-Managed U.S. Equity Fund and reducing the administrative fee for AMG FQ U.S. Equity Fund. For AMG FQ Tax-Managed U.S. Equity Fund, the management fee will be reduced from 0.85% to 0.70% of the Fund’s average daily net assets. AMG FQ Tax-Managed U.S. Equity Fund will be authorized to pay AMGF an administrative fee of 0.15%. For AMG FQ U.S. Equity Fund, the administrative fee paid to AMGF will be reduced from 0.25% to 0.15%. Institutional Class shares of AMG FQ U.S. Equity Fund will be authorized to pay up to 0.10% in shareholder servicing fees. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG Frontier Small Cap Growth Fund

The Board approved management’s proposals to change certain fees paid by the Fund, authorizing the Fund to pay an administrative fee while reducing the management fee and reducing the shareholder servicing fees paid by Service Class shares the Fund. The management fee will be reduced from 1.00% to 0.85% of the Fund’s average daily net assets. The Fund will be authorized to pay AMGF an administrative fee of 0.15%. Shareholder servicing fees paid by Service Class shares of the Fund will be reduced from up to 0.25% to 0.15%. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.